Fair Value Measurements - Summary of Estimated Fair Value of Financial Instruments that are not Required to be Measured or Reported at Fair Value (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial assets:
Cash and cash equivalents (Level 1)	$ 62,996	$ 22,590	$ 33,162
Certificates of deposit with other banks (Level 3)	11,088	12,828	17,051
Securities held to maturity (Level 2)	28,816
Loans (Level 3)	786,516	711,664	233,795
Financial liabilities:
Time Deposits (Level 3)		180,321
Other borrowings (Level 3)	1,639	19,814	1,120
Long-term borrowings (Level 3)	42,224	40,510	1,120
Subordinated Notes (Level 3)	40,585	20,696	0
Carrying Amount [Member] | Fair Value, Inputs, Level 1 [Member]
Financial assets:
Cash and cash equivalents (Level 1)	62,996	22,590	33,162
Accrued interest receivable (Level 1)	3,797	3,022	1,675
Restricted investments in bank stock (Level 1)	2,567	2,685	2,268
Cash surrender value of life insurance (Level 1)	19,012	18,787	8,941
Financial liabilities:
Non-maturity deposits (Level 1)	689,249	591,344	294,469
Accrued interest payable (Level 1)	325	103	233
Carrying Amount [Member] | Fair Value, Inputs, Level 2 [Member]
Financial assets:
Securities held to maturity (Level 2)	28,816	0
Carrying Amount [Member] | Fair Value, Inputs, Level 3 [Member]
Financial assets:
Certificates of deposit with other banks (Level 3)	11,088	12,828	17,051
Loans (Level 3)	786,516	711,664	233,795
Financial liabilities:
Time Deposits (Level 3)	213,124	180,321	80,655
Other borrowings (Level 3)	1,639	19,814
Long-term borrowings (Level 3)		19,814	1,120
Subordinated Notes (Level 3)	40,585	20,696	0
Fair Value [Member] | Fair Value, Inputs, Level 1 [Member]
Financial assets:
Cash and cash equivalents (Level 1)	62,996	22,590	33,162
Accrued interest receivable (Level 1)	3,797	3,022	1,675
Restricted investments in bank stock (Level 1)	2,567	2,685	2,268
Cash surrender value of life insurance (Level 1)	19,012	18,787	8,941
Financial liabilities:
Non-maturity deposits (Level 1)	689,249	591,344	294,469
Accrued interest payable (Level 1)	325	103	233
Fair Value [Member] | Fair Value, Inputs, Level 2 [Member]
Financial assets:
Securities held to maturity (Level 2)	28,290	0
Fair Value [Member] | Fair Value, Inputs, Level 3 [Member]
Financial assets:
Certificates of deposit with other banks (Level 3)	11,088	12,828	17,051
Loans (Level 3)	774,687	705,706	236,030
Financial liabilities:
Time Deposits (Level 3)	210,984	180,485	81,164
Other borrowings (Level 3)	1,639	19,819
Long-term borrowings (Level 3)		19,819	1,116
Subordinated Notes (Level 3)	$ 38,026	$ 20,696	$ 0